Marketable Securities (Summary of Amortized Cost and Fair Value of Marketable Securities, Classified by Stated Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Marketable securities, amortized cost
Due in 1 year or less	$ 17,135	$ 21,642	$ 33,567
Due in 1 - 2 years			5,712
Marketable Securities, Debt Maturities, Amortized Cost, Total	17,135	21,642	39,279
Marketable securities, fair value
Due in 1 year or less	17,127	21,630	33,565
Due in 1 - 2 years			5,720
Marketable Securities, Debt Maturities, Fair Value, Total	$ 17,127	$ 21,630	$ 39,285